LEASES - Summary of Maturities of Operating and Financing Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finance Leases
2024 (remainder)	$ 1,929
2025	23,560	$ 3,843
2026	2,241	23,560
2027	17,995	2,241
2028	782	17,995
2029	391	782
Thereafter	0	390
Total lease payments	46,898	48,811
Less: present value discount	(5,627)	(7,103)
Present value of lease liabilities	41,271	41,708
Operating Leases
2024 (remainder)	116,501
2025	232,133	220,272
2026	231,843	220,997
2027	229,876	220,331
2028	231,979	217,976
2029	233,208	219,679
Thereafter	1,934,120	1,900,357
Total lease payments	3,209,660	2,999,612
Present value of lease liabilities	(1,027,797)	(928,177)
Present value of lease liabilities	2,181,863	2,071,435
Total
2024 (remainder)	118,430
2025	255,693	224,115
2026	234,084	244,557
2027	247,871	222,572
2028	232,761	235,971
2029	233,599	220,461
Thereafter	1,934,120	1,900,747
Total lease payments	3,256,558	3,048,423
Less: present value discount	(1,033,424)	(935,280)
Present value of lease liabilities	$ 2,223,134	$ 2,113,143